Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Current Tax Assets
	2020	2019
ICMS on purchase of goods (a)	681,147	434,832
Taxes on purchase of goods –subsidiaries abroad	230,260	39,475
ICMS on purchases of property, plant and equipment	9,578	10,628
PIS and COFINS on purchases of property, plant and equipment (b)	-	3,826
PIS and COFINS on purchase of goods (c)	780,841	280,087
Withholding PIS, COFINS and CSLL	1,669	2,378
Withholding income tax	23,637	-
IPI (Tax on Manufactured Products) (d)	77,096	30,190
Others	199,333	3,438
	2,003,561	804,854

Current	1,071,349	395,640
Non-current	932,212	409,214

(a)

Accumulated Brazilian tax on the circulation of goods, interstate and inter-municipal transport and communication services (“ICMS”) tax credits were mainly generated from the purchases, which tax rate is higher than average sales rates and by increase in exports.

(b)	Brazilian taxes on the acquisition of fixed assets: Social Integration Programs (“PIS”) and Contribution for Social Security Financing (“COFINS”).
(c)

The accumulated tax credits for PIS and COFINS basically arise from credits on purchases of raw materials used in production. The realization of these credits normally occurs through offsetting with sales operations in the domestic market.

(d)	The balance will be used to IPI payable in future operations of the Company's subsidiaries.